CONDENSED FINANCIAL INFORMATION OF THE CORPORATION	12 Months Ended
Dec. 31, 2011
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE CORPORATION

NOTE 15 – CONDENSED FINANCIAL INFORMATION OF THE CORPORATION

            The following tables present the condensed balance sheets, statements of income and cash flows of the Corporation as of December 31, 2011 and 2010 (dollars in thousands, except per share amounts):

CONDENSED BALANCE SHEETS

	As of December 31,
	2011	2010
Cash	$ 443	$ 501
Investment in bank subsidiary - at equity	108,306	103,168
Investment in credit life insurance company - at cost	54	54
Investment in other securities	17	17
Dividends receivable from bank subsidiary	1,972	-
Cash surrender value - life insurance	3,950	3,820
Total assets	$ 114,742	$ 107,560
Liabilities
Payable to bank subsidiary	$ -	$ -
Payable to directors	1,559	1,429
Other payable	(1)	4
Dividends payable	1,972	-
Total liabilities	3,530	1,433
Shareholders' equity
Common stock - $10 par value, 8,000,000 shares authorized;
5,330,000 and 5,430,000 shares issued and outstanding,
as of December 31, 2011 and December 31, 2010, respectively	53,300	54,300
Retained earnings	54,890	52,636
Accumulated other comprehensive income	3,022	(809)
Total shareholders' equity	111,212	106,127
Total liabilities and shareholders' equity	$ 114,742	$ 107,560

CONDENSED STATEMENTS OF INCOME

	Years ended December 31,
	2011	2010	2009
Operating income
Dividends from bank subsidiary	$6,974	$6,603	$8,206
Other dividend income	15	8	13
Interest income	-	-	1
Other	130	156	131
Operating expenses	(199)	(197)	(189)
Income before equity in undistributed net
income of bank subsidiary	6,920	6,570	8,162
Equity in undistributed net income of bank subsidiary	1,308	636	302
Net Income	$8,228	$7,206	$8,464

CONDENSED STATEMENTS OF CASH FLOWS

	Years Ended Dec. 31,
	2011	2010
Operating activities
Net income for the year	$8,228	$7,206
Adjustments to reconcile net income to net cash
provided by operating activities
Equity in undistributed net income of bank subsidiary	(1,308)	(636)
Increase in cash surrender value of life insurance contracts	(130)	(156)
Increase/Decrease in other assets	(1,972)	2,538
Increase/Decrease in payables	126	144
Total adjustments	(3,284)	1,890
Net cash provided by operating activities	4,944	9,096
Investing activities
Purchase of single premium life insurance policy	-	(190)
Net cash used by investing activities	-	(190)
Financing activities
Payment to repurchase common stock	(3,011)	(2,564)
Cash dividends paid	(1,991)	(6,077)
Net cash used by financing activities	(5,002)	(8,641)
Increase (decrease) in cash	(58)	265
Cash at beginning of year	501	236
Cash at end of year	$443	$501